UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2014

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Active Bond Fund (formally known as Touchstone Core Bond Fund)

Touchstone Baron Small Cap Growth Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

This report identifies the Funds' investments on June 30, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2014

The illustrations below provide each Fund’s credit quality and portfolio allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	58.4%
AA/Aa	2.4
A	9.6
BBB/Baa	19.3
BB/Ba	3.8
CC	0.5
C or Lower	0.8
NR	0.6
Other Assets/Liabilities (Net)	4.6
Total	100.0%

Touchstone Baron Small Cap Growth Fund
Sector Allocation**	(% of Net Assets)
Consumer Discretionary	26.5%
Financials	21.1
Industrials	16.9
Information Technology	13.2
Consumer Staples	6.7
Energy	5.8
Utilities	4.4
Health Care	3.5
Materials	0.9
Telecommunication Services	0.4
Investment Funds	9.2
Other Assets/Liabilities (Net)	(8.6)
Total	100.0%

Touchstone High Yield Fund
Credit Quality*	(% of Investment Securities)
BBB/Baa	2.7%
BB/Ba	45.9
B/B	49.0
CCC/Caa	1.3
Other Assets/Liabilities (Net)	1.1
Total	100.0%

Touchstone Large Cap Core Equity Fund
Sector Allocation**	(% of Net Assets)
Financials	20.3%
Information Technology	18.6
Industrials	15.8
Consumer Discretionary	14.0
Health Care	13.0
Energy	7.4
Consumer Staples	5.3
Utilities	1.1
Materials	0.9
Telecommunication Services	0.5
Investment Funds	4.0
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

*	Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the board, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used; if none of the agencies rate the bond, the bond will be classified as non-rated.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

NR - Not Rated

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Industrials	17.9%
Health Care	16.6
Information Technology	16.3
Consumer Discretionary	15.6
Materials	8.3
Financials	8.2
Energy	7.1
Consumer Staples	5.8
Telecommunication Services	1.0
Investment Funds	5.0
Other Assets/Liabilities (Net)	(1.8)
Total	100.0%

Touchstone Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1	96.3%
P-2, A-2 lower	0.9
FW1(NR)**	1.4
NR	1.4
Total	100.0%

Portfolio Allocation*	(% of Net Assets)
Variable Rate Demand Notes	56.1%
U.S. Government Agency Obligations	20.1
Corporate Bonds	13.2
Municipal Bonds	4.0
Certificate of Deposit	2.7
Commercial Paper	4.8
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

Touchstone Third Avenue Value Fund
Sector Allocation*	(% of Net Assets)
Financials	26.2%
Energy	18.5
Materials	11.7
Information Technology	9.5
Industrials	8.9
Telecommunication Services	7.6
Consumer Discretionary	4.6
Health Care	3.7
Investment Funds	15.9
Other Assets/Liabilities (Net)	(6.6)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.4%
Investment Funds	23.0
Other Assets/Liabilities (Net)	(21.4)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.5%
Investment Funds	27.3
Other Assets/Liabilities (Net)	(25.8)
Total	100.0%

Touchstone Moderate ETF
Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.5%
Investment Funds	26.0
Other Assets/Liabilities (Net)	(24.5)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).
**	Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

NR - Not Rated

4

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 30.7%

	Financials — 10.7%
$175,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	$180,917
300,000	Bank of America Corp.,
	5.200%, 12/29/49(A)	287,250
100,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	111,619
155,000	Boston Properties LP, 3.850%, 2/1/23	159,841
160,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	162,406
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	330,626
125,000	Citigroup, Inc., 3.375%, 3/1/23	124,522
300,000	Citigroup, Inc., 5.350%, 4/29/49(A)	287,812
300,000	Fifth Third Bancorp,
	4.900%, 12/29/49(A)	298,365
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	270,700
300,000	General Electric Capital Corp.,
	6.250%, 12/22/49(A)	333,750
155,000	General Electric Capital Corp. MTN
	MTN, 4.650%, 10/17/21	172,366
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	129,137
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)	309,938
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	209,254
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	173,182
135,000	JPMorgan Chase & Co.,
	4.350%, 8/15/21	146,183
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	287,625
135,000	Morgan Stanley, 3.750%, 2/25/23	137,333
300,000	Morgan Stanley, 5.450%, 7/29/49(A)	305,472
160,000	Omega Healthcare Investors, Inc., REIT,
	144a, 4.950%, 4/1/24	163,418
160,000	PNC Bank NA, 2.700%, 11/1/22	154,234
250,000	Simon Property Group LP,
	2.750%, 2/1/23	241,506
275,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	309,927
		5,287,383

	Energy — 5.3%
375,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	346,606
250,000	BP Capital Markets PLC (United
	Kingdom), 3.994%, 9/26/23	263,373
160,000	Canadian Natural Resources Ltd.
	(Canada), 6.250%, 3/15/38	199,192
265,000	CNOOC Finance 2012 Ltd. (Virgin
	Islands), 144a, 3.875%, 5/2/22	270,227
245,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	277,462
215,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	237,970
205,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	230,480
250,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	260,558
225,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	243,405
240,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	280,800
		2,610,073

	Consumer Discretionary — 4.3%
275,000	Comcast Corp., 4.650%, 7/15/42	285,118
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	200,820
165,000	General Motors Co., 144a,
	3.500%, 10/2/18	168,712
150,000	Home Depot, Inc., 5.950%, 4/1/41	187,992
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	304,956
175,000	News America, Inc., 6.900%, 3/1/19	211,178
160,000	Omnicom Group, Inc.,
	4.450%, 8/15/20	174,469
214,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	230,585
175,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	188,956
175,000	Viacom, Inc., 6.250%, 4/30/16	192,187
		2,144,973

	Industrials — 2.6%
200,000	Air Lease Corp., 5.625%, 4/1/17	219,250
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	316,653
175,000	FedEx Corp., 5.100%, 1/15/44	189,359
180,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	205,544
200,000	Republic Services, Inc., 3.550%, 6/1/22	206,750
175,000	Xstrata Finance Canada Ltd. (Canada),
	144a, 3.600%, 1/15/17	183,603
		1,321,159

	Consumer Staples — 2.1%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	290,736
295,000	Cargill, Inc., 144a, 1.900%, 3/1/17	300,435
240,000	CVS Caremark Corp., 2.250%, 12/5/18	242,937
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	202,726
		1,036,834

	Utilities — 1.6%
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	72,601
180,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	217,656

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.7% (Continued)

	Utilities — (Continued)
$145,000	Iberdrola International BV,
	6.750%, 7/15/36	$180,227
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	143,006
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	184,051
		797,541

	Telecommunication Services — 1.5%
145,000	AT&T, Inc., 5.500%, 2/1/18	164,089
220,000	Orange SA (France), 2.750%, 2/6/19	225,358
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	333,715
14,000	Wind Acquisition Finance SA
	(Luxembourg), 144a,
	7.250%, 2/15/18	14,791
		737,953

	Information Technology — 1.4%
450,000	Apple, Inc., 1.000%, 5/3/18	440,080
100,000	Intel Corp., 3.300%, 10/1/21	103,548
125,000	Oracle Corp., 3.875%, 7/15/20	135,013
		678,641

	Materials — 0.8%
155,000	Domtar Corp., 10.750%, 6/1/17	192,956
175,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	209,257
		402,213

	Health Care — 0.4%
185,000	Ventas Realty LP, 1.550%, 9/26/16	186,883
	Total Corporate Bonds	$15,203,653

	U.S. Government Mortgage-Backed Obligations — 24.0%
72,948	FHLMC, Pool #A56988, 5.500%, 2/1/37	81,312
256,468	FHLMC, Pool #A95946, 4.000%, 1/1/41	272,067
282,868	FHLMC, Pool #A96485, 4.500%, 1/1/41	307,249
111,520	FHLMC, Pool #G03217, 5.500%, 9/1/37	124,355
54,801	FHLMC, Pool #G03781, 6.000%, 1/1/38	61,506
130,048	FHLMC, Pool #G06031, 5.500%, 3/1/40	144,959
28,501	FNMA, Pool #254759, 4.500%, 6/1/18	30,267
14,163	FNMA, Pool #535290, 8.000%, 5/1/30	16,430
10,068	FNMA, Pool #561741, 7.500%, 1/1/31	11,556
32,654	FNMA, Pool #889734, 5.500%, 6/1/37	36,533
104,317	FNMA, Pool #899079, 5.000%, 3/1/37	115,917
45,405	FNMA, Pool #933806, 5.000%, 5/1/38	50,454
22,340	FNMA, Pool #974401, 4.500%, 4/1/23	23,886
34,638	FNMA, Pool #974403, 4.500%, 4/1/23	37,389
60,041	FNMA, Pool #984256, 5.000%, 6/1/23	65,396
43,461	FNMA, Pool #995220, 6.000%, 11/1/23	47,779
41,929	FNMA, Pool #995472, 5.000%, 11/1/23	45,713
174,310	FNMA, Pool #AB1149, 5.000%, 6/1/40	193,889
123,138	FNMA, Pool #AB1800, 4.000%, 11/1/40	131,071
947,761	FNMA, Pool #AB5910, 3.000%, 8/1/32	967,296
102,064	FNMA, Pool #AB5989, 2.500%, 8/1/27	103,821
243,376	FNMA, Pool #AD3795, 4.500%, 4/1/40	263,743
378,760	FNMA, Pool #AD9150, 5.000%, 8/1/40	422,476
582,459	FNMA, Pool #AE0548, 4.500%, 11/1/40	631,062
76,120	FNMA, Pool #AE0831, 6.000%, 9/1/39	85,675
339,498	FNMA, Pool #AE4429, 4.000%, 10/1/40	360,808
38,504	FNMA, Pool #AH2666, 4.000%, 1/1/26	41,252
65,061	FNMA, Pool #AH3493, 4.000%, 2/1/26	69,706
196,344	FNMA, Pool #AI0805, 4.500%, 7/1/41	212,809
158,304	FNMA, Pool #AI2999, 3.500%, 6/1/26	167,973
121,017	FNMA, Pool #AI6697, 3.000%, 9/1/26	125,862
603,794	FNMA, Pool #AJ5457, 4.000%, 11/1/41	642,592
662,588	FNMA, Pool #AL0054, 4.500%, 2/1/41	717,888
144,590	FNMA, Pool #AL2663, 4.000%, 1/1/26	154,908
495,236	FNMA, Pool #AL3318, 3.500%, 3/1/43	511,481
407,101	FNMA, Pool #AU3789, 2.500%, 8/1/28	414,073
376,256	FNMA, Pool #MA0885,
	3.500%, 10/1/31	394,764
516,083	FNMA, Pool #MA1175, 3.000%, 9/1/42	510,431
704,928	FNMA, Pool #MA1543, 3.500%, 8/1/33	738,386
627,348	GNMA, Pool #4853, 4.000%, 11/20/40	673,158
428,885	GNMA, Pool #4883, 4.500%, 12/20/40	469,981
191,154	GNMA, Pool #736696, 4.500%, 5/15/40	208,634
36,857	GNMA, Pool #748495, 4.000%, 8/15/40	39,433
15,562	GNMA, Pool #8503, 1.625%, 9/20/24(A)	15,991
554,466	GNMA, Pool #AD1745,
	3.000%, 2/20/43	560,930
549,950	GNMA, Pool #MA1157,
	3.500%, 7/20/43	573,765
	Total U.S. Government Mortgage-Backed Obligations	$11,876,626

	U.S. Treasury Obligations — 27.3%
6,385,000	U.S. Treasury Note, 0.250%, 11/30/15	6,387,746
670,000	U.S. Treasury Note, 0.375%, 5/31/16	669,398
615,000	U.S. Treasury Note, 0.750%, 3/15/17	615,000
5,295,000	United States Treasury Inflation
	Indexed Bonds, 0.125%, 4/15/16	5,835,675
	Total U.S. Treasury Obligations	$13,507,819

	Commercial Mortgage-Backed Securities — 4.3%
118,629	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.891%, 5/10/45(A)	119,360
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	373,509
243,327	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.731%, 4/10/49(A)	250,426

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 4.3% (Continued)
$32,255	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class
	AAB, 5.873%, 9/11/38(A)††	$32,234
350,000	COMM 2014-SAVA Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.300%, 6/15/34(A)	350,000
171,515	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	174,252
158,985	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	159,039
375,000	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.151%, 11/5/30(A)	375,472
70,208	Morgan Stanley Capital I, Ser
	2007-T25, Class AAB,
	5.508%, 11/12/49	70,570
203,389	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	208,222
	Total Commercial Mortgage-Backed Securities	$2,113,084

	Asset-Backed Securities — 4.1%
370,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	372,332
375,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class A3, 144a,
	0.910%, 4/16/18	376,354
315,905	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	269,925
530,000	First Investors Auto Owner Trust, Ser
	2013-3A, Class A3, 144a,
	1.440%, 10/15/19	533,499
206,807	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	210,841
275,000	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class A3,
	0.820%, 2/15/18	275,544
	Total Asset-Backed Securities	$2,038,495

	Non-Agency Collateralized Mortgage Obligations — 1.4%
57,434	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33(B)	58,678
236,197	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	240,978
168,467	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	142,233
183,890	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	166,570
111,745	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	98,070
	Total Non-Agency Collateralized Mortgage Obligations	$706,529

	Municipal Bonds — 1.4%

	California — 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	196,486

	Georgia — 0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	231,825

	Ohio — 0.6%
275,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	283,896
	Total Municipal Bonds	$712,207

	Agency Collateralized Mortgage Obligation — 0.0%
16,979	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	18,031

	Sovereign Bond — 0.6%
275,000	Province of Quebec Canada, 2.625%,
	2/13/23	267,913

Shares

	Preferred Stocks — 1.3%

	Financials — 1.3%
329	Allstate Corp., 5.625%	8,172
11688	Bank of New York Mellon Corp.,
	5.200%	273,850
262	BB&T Corp., 5.200%	5,827
169	Kimco Realty Corp., 5.625%	3,929
967	PNC Financial Services Group, Inc.,
	5.375%	22,347
602	Public Storage, Ser W, 5.200%	13,328
155	State Street Corp., 5.900%(A)	4,061
116	SunTrust Banks, Inc., 5.875%	2,772
638	US BanCorp. MN, 5.150%	14,457
11600	Wells Fargo & Co., 5.850%(A)	300,904

	Utilities — 0.0%
7	DTE Energy Co., 5.200%	168
2	SCE Trust III, 5.750%(A)	53
	Total Preferred Stocks	$649,868

7

Touchstone Active Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 8.8%
4,345,208	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	$4,345,208

	Total Investment Securities —103.9%
	(Cost $50,549,179)	$51,439,433

	Liabilities in Excess of
	Other Assets — (3.9%)	(1,916,460)

	Net Assets — 100.0%	$49,522,973

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2014.

^	AffiliatedFund. SeeNote4inNotestoFinancialStatements.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $4,073,268 or 8.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:.

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$15,203,653	$—	$15,203,653
U.S.Government Mortgage-Backed Obligations	—	11,876,626	—	11,876,626
U.S. Treasury Obligations	—	13,507,819	—	13,507,819
Commercial Mortgage-Backed Securities	—	2,113,084	—	2,113,084
Asset-Backed Securities	—	2,038,495	—	2,038,495
Non-Agency Collateralized Mortgage Obligations	—	706,529	—	706,529
Municipal Bonds	—	712,207	—	712,207
Agency Collateralized Mortgage Obligations	—	18,031	—	18,031
Sovereign Bond	—	267,913	—	267,913
Preferred Stocks	649,868	—	—	649,868
Investment Fund	4,345,208	—	—	4,345,208
				$51,439,433

See accompanying Notes to Financial Statements

9

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Consumer Discretionary — 26.5%
Bright Horizons Family Solutions, Inc.*	7,500	$322,050
Choice Hotels International, Inc.	14,500	683,095
Container Store Group, Inc. (The)*†	7,500	208,350
DeVry Education Group, Inc.	6,000	254,040
Dick's Sporting Goods, Inc.	13,500	628,560
Interval Leisure Group, Inc.	12,000	263,280
LKQ Corp.*	11,000	293,590
Lumber Liquidators Holdings, Inc.*†	4,900	372,155
Manchester United PLC - Class A,
(United Kingdom)*†	17,018	296,964
Marriott Vacations Worldwide Corp.*	5,800	340,054
Morningstar, Inc.	2,000	143,620
Panera Bread Co. - Class A*	1,880	281,680
Penn National Gaming, Inc.*	32,000	388,480
Pinnacle Entertainment, Inc.*	14,000	352,520
Under Armour, Inc. - Class A*	11,900	707,931
Vail Resorts, Inc.	11,500	887,570
		6,423,939

Financials — 21.1%
Alexander's, Inc. REIT	716	264,541
Alexandria Real Estate Equities, Inc. REIT	2,500	194,100
Arch Capital Group Ltd. (Bermuda)*	22,000	1,263,680
Artisan Partners Asset Management, Inc.
- Class A	5,000	283,400
Carlyle Group LP (The)†	8,200	278,472
Cohen & Steers, Inc.†	9,500	412,110
Douglas Emmett, Inc. REIT	16,000	451,520
Eaton Vance Corp.	3,800	143,602
Financial Engines, Inc.†	5,546	251,123
Gaming and Leisure Properties, Inc. REIT	12,947	439,810
LaSalle Hotel Properties REIT	7,500	264,675
Oaktree Capital Group LLC	4,993	249,600
Primerica, Inc.	13,000	622,050
		5,118,683

Industrials — 16.9%
Advisory Board Co. (The)*	4,000	207,200
Colfax Corp.*	7,700	573,958
Copart, Inc.*	10,800	388,368
Generac Holdings, Inc.*	8,000	389,920
Genesee & Wyoming, Inc. - Class A*	12,000	1,260,000
Middleby Corp.*	9,000	744,480
Rexnord Corp.*	6,721	189,196
Trex Co., Inc.*	3,862	111,303
Valmont Industries, Inc.†	1,500	227,925
		4,092,350

Information Technology — 13.2%
Advent Software, Inc.	10,000	325,700
Benefitfocus, Inc.*†	3,318	153,358
Booz Allen Hamilton Holding Corp.	17,500	371,700
Bottomline Technologies de, Inc.*	2,500	74,800
CoStar Group, Inc.*	5,700	901,569
Guidewire Software, Inc.*	5,604	227,859
MAXIMUS, Inc.	12,000	516,240
Shutterstock, Inc.*†	1,000	82,980
SS&C Technologies Holdings, Inc.*	12,215	540,147
		3,194,353

Consumer Staples — 6.7%
Boston Beer Co., Inc. (The) - Class A*†	729	162,946
Church & Dwight Co., Inc.	4,500	314,775
TreeHouse Foods, Inc.*	7,500	600,525
United Natural Foods, Inc.*	8,500	553,350
		1,631,596

Energy — 5.8%
Atlas Energy LP	4,541	203,800
CARBO Ceramics, Inc.	700	107,884
RSP Permian, Inc.*	6,500	210,860
SEACOR Holdings, Inc.*	1,400	115,150
Susser Petroleum Partners LP	2,373	111,365
Targa Resources Corp.	4,700	655,979
		1,405,038

Utilities — 4.4%
ITC Holdings Corp.	29,000	1,057,920

Health Care — 3.5%
Acadia Pharmaceuticals, Inc.*†	1,000	22,590
Brookdale Senior Living, Inc.*	2,500	83,350
Castlight Health, Inc. - Class B*†	1,000	15,199
CFR Pharmaceuticals SA 144a ADR	5,250	172,102
Community Health Systems, Inc.*	9,000	408,330
IDEXX Laboratories, Inc.*	787	105,120
Neogen Corp.*	1,000	40,470
		847,161

Materials — 0.9%
CaesarStone Sdot - Yam Ltd. (Israel)	4,214	206,823

Telecommunication Services — 0.4%
Iridium Communications, Inc.*†	12,000	101,520
Total Common Stocks		$24,079,383

Investment Funds — 9.2%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	2,088,676	2,088,676
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	156,641	156,641
Total Investment Funds		$2,245,317

Total Investment Securities —108.6%
(Cost $13,157,840)		$26,324,700

Liabilities in Excess of Other Assets — (8.6%)		(2,094,865)

Net Assets — 100.0%		$24,229,835

*	Non-income producing security.

10

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $2,027,765.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $172,102 or 0.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$24,079,383	$—	$—	$24,079,383
Investment Funds	2,245,317	—	—	2,245,317
				$26,324,700

See accompanying Notes to Financial Statements.

11

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5%

	Energy — 20.9%
$50,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$52,688
18,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	19,890
108,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	114,750
44,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	49,170
13,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	13,081
109,000	Bill Barrett Corp., 7.000%, 10/15/22	115,540
69,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	74,175
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	143,772
17,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	17,914
50,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	53,000
7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	7,315
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	34,280
16,000	CONSOL Energy, Inc., 8.250%, 4/1/20	17,320
19,000	CONSOL Energy, Inc., 144a,
	5.875%, 4/15/22	19,902
39,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	41,048
134,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	137,015
96,000	Expro Finance Luxembourg SCA
	(Luxembourg), 144a,
	8.500%, 12/15/16	100,320
148,000	Exterran Partners LP / EXLP Finance
	Corp., 6.000%, 4/1/21	149,480
26,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	26,585
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	73,840
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	53,042
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	24,035
12,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	12,780
69,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	71,760
58,000	Kinder Morgan, Inc. DE, 144a,
	5.625%, 11/15/23	59,595
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	34,560
78,000	Linn Energy LLC / Linn Energy Finance
	Corp., 144a, 6.250%, 11/1/19	81,705
125,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	132,500
59,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	60,770
25,000	NuStar Logistics LP, 4.800%, 9/1/20	25,375
16,000	NuStar Logistics LP, 6.750%, 2/1/21	17,760
40,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	43,600
42,000	Pacific Drilling SA (Luxembourg), 144a,
	5.375%, 6/1/20	41,160
170,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	179,775
56,000	Peabody Energy Corp.,
	6.000%, 11/15/18	58,380
36,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	37,800
33,000	QEP Resources, Inc., 6.800%, 3/1/20	36,052
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 7/15/22	17,212
96,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	101,520
21,000	Sanchez Energy Corp., 144a,
	6.125%, 1/15/23	21,682
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	180,600
82,000	SemGroup Corp., 7.500%, 6/15/21	89,790
46,000	SESI LLC, 7.125%, 12/15/21	51,865
21,000	Seventy Seven Energy, Inc., 144a,
	6.500%, 7/15/22	21,525
27,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	28,485
200,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	207,500
		2,951,913

	Consumer Discretionary — 18.3%
64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	69,600
139,000	AMC Networks, Inc., 7.750%, 7/15/21	155,506
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	35,475
38,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	40,470
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	37,625
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	56,312
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	52,650
173,000	Delphi Corp., 5.000%, 2/15/23	185,975
14,000	DISH DBS Corp., 5.875%, 7/15/22	15,190
100,000	DISH DBS Corp., 6.750%, 6/1/21	114,000
35,000	DISH DBS Corp., 7.875%, 9/1/19	41,562

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Consumer Discretionary — (Continued)
$13,000	DR Horton, Inc., 4.375%, 9/15/22	$12,886
226,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	267,810
40,000	KB Home, 7.000%, 12/15/21	43,600
23,000	Lamar Media Corp., 5.875%, 2/1/22	24,639
19,000	LKQ Corp., 4.750%, 5/15/23	18,734
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	34,640
7,000	Men's Wearhouse, Inc. (The), 144a,
	7.000%, 7/1/22	7,245
105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	117,075
20,000	Netflix, Inc., 144a, 5.750%, 3/1/24	20,900
163,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	167,482
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	44,244
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	59,850
91,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	96,915
28,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	27,790
10,000	Service Corp. International/US,
	5.375%, 1/15/22	10,350
85,000	Service Corp. International/US,
	8.000%, 11/15/21	99,875
87,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	87,544
103,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	107,635
101,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	108,828
93,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	97,185
17,000	Standard Pacific Corp.,
	8.375%, 1/15/21	20,145
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	41,515
41,000	Tenneco, Inc., 6.875%, 12/15/20	44,639
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,975
33,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	35,138
25,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	26,375
26,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	27,300
31,000	Weyerhaeuser Real Estate Co., 144a,
	4.375%, 6/15/19	31,078
41,000	Weyerhaeuser Real Estate Co., 144a,
	5.875%, 6/15/24	42,179
16,000	William Lyon Homes, Inc., 144a,
	5.750%, 4/15/19	16,400
		2,581,336

	Industrials — 10.8%
61,000	ADT Corp. (The), 3.500%, 7/15/22	55,510
13,000	ADT Corp. (The), 6.250%, 10/15/21†	13,780
77,000	Allegion US Holding Co., Inc., 144a,
	5.750%, 10/1/21	81,042
100,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	103,250
38,978	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	40,927
66,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	66,000
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	35,875
6,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	6,179
15,000	BWAY Holding Co., 10.000%, 6/15/18	15,806
120,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	126,600
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	27,960
69,000	Cenveo Corp., 144a, 6.000%, 8/1/19	69,000
94,578	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	102,145
30,000	DigitalGlobe, Inc., 5.250%, 2/1/21	29,700
75,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	82,500
33,000	Griffon Corp., 5.250%, 3/1/22	32,794
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	105,688
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	152,640
59,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	60,770
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	85,698
25,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	25,188
7,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	8,102
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	38,340
15,000	Titan International, Inc.,
	6.875%, 10/1/20	15,225
1,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,105

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Industrials — (Continued)
$57,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	$63,982
30,000	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	31,050
45,000	West Corp., 144a, 5.375%, 7/15/22	44,550
		1,521,406

	Materials — 9.1%
73,000	Aleris International, Inc.,
	7.625%, 2/15/18	75,372
190,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	204,250
141,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	149,812
103,000	Chemtura Corp., 5.750%, 7/15/21	106,862
26,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	26,748
25,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	26,062
44,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	47,190
31,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	34,100
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,700
7,000	Imperial Metals Corp. (Canada), 144a,
	7.000%, 3/15/19	7,184
110,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	112,200
136,000	Koppers, Inc., 7.875%, 12/1/19	144,330
139,000	PolyOne Corp., 5.250%, 3/15/23	142,822
79,000	Steel Dynamics, Inc., 5.250%, 4/15/23	81,765
47,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	50,878
49,000	Vulcan Materials Co., 7.500%, 6/15/21	58,004
		1,288,279

	Health Care — 9.1%
63,000	Acadia Healthcare Co., Inc., 144a,
	5.125%, 7/1/22	63,158
187,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	202,428
14,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	14,525
257,000	HCA, Inc., 6.500%, 2/15/20	289,125
44,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	44,220
41,000	LifePoint Hospitals, Inc., 144a,
	5.500%, 12/1/21	42,948
18,000	Salix Pharmaceuticals Ltd., 144a,
	6.000%, 1/15/21	19,305
251,000	Select Medical Corp., 6.375%, 6/1/21	262,295
190,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	199,025
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	62,688
71,000	Valeant Pharmaceuticals International
	Inc. (Canada), 144a, 6.750%, 8/15/18	76,502
		1,276,219

	Telecommunication Services — 8.3%
66,000	CenturyLink, Inc., 5.625%, 4/1/20	69,630
22,000	CenturyLink, Inc., 5.800%, 3/15/22	22,908
17,000	CenturyLink, Inc., 6.450%, 6/15/21	18,445
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	33,984
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	66,080
153,000	GCI, Inc., 8.625%, 11/15/19	161,606
42,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	45,255
75,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	76,219
100,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	115,000
67,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	81,238
5,000	T-Mobile USA, Inc., 5.250%, 9/1/18	5,249
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	22,286
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,938
7,000	T-Mobile USA, Inc., 6.464%, 4/28/19	7,368
137,000	T-Mobile USA, Inc., 6.542%, 4/28/20	147,960
13,000	T-Mobile USA, Inc., 6.836%, 4/28/23	14,154
59,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	64,900
51,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	55,718
99,000	Wind Acquisition Finance SA
	(Luxembourg), 144a,
	7.250%, 2/15/18	104,594
44,000	Windstream Corp., 7.750%, 10/15/20	47,685
		1,176,217

	Financials — 7.4%
11,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	11,082
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	6,105
200,000	Ally Financial, Inc., 3.500%, 1/27/19	201,940
50,000	Ally Financial, Inc., 8.000%, 11/1/31	63,938
108,000	CIT Group, Inc., 5.000%, 8/15/22	111,780
17,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	17,765
73,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	76,102
52,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 144a, 5.875%, 6/1/21	52,390
48,000	First Cash Financial Services, Inc., 144a,
	6.750%, 4/1/21	51,120

14

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Financials — (Continued)
$7,000	International Lease Finance Corp.,
	5.875%, 8/15/22	$7,648
113,000	International Lease Finance Corp.,
	6.250%, 5/15/19	126,560
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	52,552
45,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	49,050
21,000	Ocwen Financial Corp., 144a,
	6.625%, 5/15/19	21,682
26,000	PHH Corp., 6.375%, 8/15/21	27,430
141,000	PHH Corp., 7.375%, 9/1/19	161,092
		1,038,236

	Consumer Staples — 5.7%
60,000	ARAMARK Corp., 5.750%, 3/15/20	63,450
53,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	57,108
99,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	98,381
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	47,700
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	29,666
32,000	HJ Heinz Co., 4.250%, 10/15/20	32,200
100,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	107,250
220,000	Post Holdings, Inc., 7.375%, 2/15/22	237,875
35,000	Smithfield Foods, Inc., 6.625%, 8/15/22	38,325
88,000	Smithfield Foods, Inc., 144a,
	5.250%, 8/1/18	91,960
		803,915

	Information Technology — 4.2%
93,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	100,208
103,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	109,952
14,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	14,945
42,000	Equinix, Inc., 4.875%, 4/1/20	43,050
75,000	Equinix, Inc., 5.375%, 4/1/23	76,688
40,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	42,052
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	34,565
80,000	IAC/InterActiveCorp, 4.875%, 11/30/18	83,400
51,000	NCR Corp., 144a, 5.875%, 12/15/21	53,805
12,000	Seagate HDD Cayman (Cayman
	Islands), 144a, 4.750%, 1/1/25	11,910
25,000	ViaSat, Inc., 6.875%, 6/15/20	26,938
		597,513

	Utilities — 3.7%
245,000	Calpine Corp., 144a, 7.875%, 1/15/23	273,175
159,000	DPL, Inc., 7.250%, 10/15/21	174,900
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	49,560
21,000	NRG Energy, Inc., 7.875%, 5/15/21	23,284
		520,919
	Total Corporate Bonds	$13,755,953

Shares

	Investment Funds — 0.8%
14,028	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	14,028
100,784	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	100,784
	Total Investment Funds	$114,812

	Total Investment Securities —98.3%
	(Cost $13,315,758)	$13,870,765

	Other Assets in
	Excess of Liabilities — 1.7%	243,030

	Net Assets — 100.0%	$14,113,795

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $13,642.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

15

Touchstone High Yield Fund (Unaudited) (Continued)

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $5,103,675 or 36.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$13,755,953	$—	$13,755,953
Investment Funds	114,812	—	—	114,812
				$13,870,765

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.9%

Financials — 20.3%
Aflac, Inc.	8,627	$537,031
American Express Co.	7,794	739,417
Ameriprise Financial, Inc.	8,690	1,042,800
BlackRock, Inc.	3,300	1,054,680
Citigroup, Inc.	13,200	621,720
Goldman Sachs Group, Inc. (The)	4,720	790,317
JPMorgan Chase & Co.	14,120	813,594
Lincoln National Corp.	7,610	391,458
State Street Corp.	6,346	426,833
US Bancorp	8,170	353,924
Wells Fargo & Co.	15,400	809,424
		7,581,198

Information Technology — 18.6%
Apple, Inc.	9,380	871,683
Cisco Systems, Inc.	22,890	568,816
EMC Corp.	14,160	372,974
Google, Inc. - Class C*	704	404,997
Google, Inc. - Class A*	704	411,608
Hewlett-Packard Co.	29,410	990,529
Intel Corp.	31,236	965,192
Oracle Corp.	20,781	842,254
Qualcomm, Inc.	9,576	758,419
TE Connectivity Ltd. (Switzerland)	12,057	745,605
		6,932,077

Industrials — 15.8%
Danaher Corp.	8,048	633,619
General Electric Co.	29,400	772,632
Illinois Tool Works, Inc.	8,636	756,168
Norfolk Southern Corp.	7,490	771,695
Oshkosh Corp.	6,880	382,046
Union Pacific Corp.	10,114	1,008,872
United Rentals, Inc.*	9,670	1,012,739
United Technologies Corp.	4,735	546,656
		5,884,427

Consumer Discretionary — 14.0%
CBS Corp. - Class B	5,670	352,334
Delphi Automotive PLC (United
Kingdom)	13,150	903,931
Gannett Co., Inc.	29,800	933,038
Home Depot, Inc. (The)	11,508	931,688
Macy's, Inc.	13,150	762,963
TRW Automotive Holdings Corp.*	7,110	636,487
Whirlpool Corp.	4,930	686,355
		5,206,796

Health Care — 13.0%
Express Scripts Holding Co.*	12,872	892,416
Gilead Sciences, Inc.*	4,490	372,266
McKesson Corp.	4,647	865,318
Merck & Co., Inc.	11,600	671,060
Pfizer, Inc.	11,070	328,558
Stryker Corp.	4,440	374,381
UnitedHealth Group, Inc.	9,552	780,876
Zimmer Holdings, Inc.	5,470	568,114
		4,852,989

Energy — 7.4%
Atwood Oceanics, Inc.*	8,550	448,704
Chevron Corp.	3,048	397,916
ConocoPhillips	10,985	941,744
Phillips 66	8,877	713,977
Seadrill Ltd. (Bermuda)†	6,990	279,250
		2,781,591

Consumer Staples — 5.3%
Altria Group, Inc.	13,690	574,159
Philip Morris International, Inc.	5,862	494,225
Walgreen Co.	12,410	919,953
		1,988,337

Utilities — 1.1%
NextEra Energy, Inc.	4,010	410,945

Materials — 0.9%
CF Industries Holdings, Inc.	1,420	341,553

Telecommunication Services — 0.5%
Vodafone Group PLC ADR	5,129	171,257
Total Common Stocks		$36,151,170

Investment Funds — 4.0%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	257,600	257,600
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,252,725	1,252,725
Total Investment Funds		$1,510,325

Total Investment Securities —100.9%
(Cost $28,662,688)		$37,661,495

Liabilities in Excess of Other Assets — (0.9%)		(352,553)

Net Assets — 100.0%		$37,308,942

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $255,680.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

17

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$36,151,170	$—	$—	$36,151,170
Investment Funds	1,510,325	—	—	1,510,325
				$37,661,495

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.8%

Industrials — 17.9%
AMETEK, Inc.	9,320	$487,250
Copart, Inc.*	15,250	548,390
IHS, Inc. - Class A*	2,965	402,262
ITT Corp.	6,900	331,890
JB Hunt Transport Services, Inc.	5,510	406,528
Lincoln Electric Holdings, Inc.	5,080	354,990
Nielsen Holdings NV	6,730	325,799
Norfolk Southern Corp.	4,610	474,968
Sensata Technologies Holding N.V.
(Netherlands)*	11,720	548,262
TransDigm Group, Inc.	1,505	251,726
United Continental Holdings, Inc.*	8,990	369,219
		4,501,284

Health Care — 16.6%
Actavis PLC (Ireland)*	5,103	1,138,224
Cooper Cos., Inc. (The)	3,555	481,809
Cubist Pharmaceuticals, Inc.*	5,600	390,992
ICON PLC (Ireland)*	5,550	261,460
IDEXX Laboratories, Inc.*	1,910	255,119
Jazz Pharmaceuticals PLC (Ireland)*	3,290	483,663
Mettler-Toledo International, Inc.*	1,790	453,192
MWI Veterinary Supply, Inc.*	2,680	380,533
Qiagen N.V.*†	12,950	316,628
		4,161,620

Information Technology — 16.3%
Akamai Technologies, Inc.*	5,320	324,839
Alliance Data Systems Corp.*	1,885	530,156
Autodesk, Inc.*	7,340	413,829
F5 Networks, Inc.*	3,290	366,638
FEI Co.	4,470	405,563
Lam Research Corp.	4,090	276,402
LinkedIn Corp. - Class A*	1,438	246,574
NICE Systems Ltd. ADR	7,200	293,832
NXP Semiconductors N.V.,
(Netherlands)*	4,240	280,603
Red Hat, Inc.*	5,740	317,250
Skyworks Solutions, Inc.	5,880	276,125
Total System Services, Inc.	11,670	366,555
		4,098,366

Consumer Discretionary — 15.6%
Allison Transmission Holdings, Inc.	14,540	452,194
AMC Networks, Inc. - Class A*	3,950	242,886
Chipotle Mexican Grill, Inc.*	445	263,667
Dollar General Corp.*	4,190	240,338
Jarden Corp.*	7,415	440,080
Kate Spade & Co.*	9,180	350,125
Liberty Global PLC -Class C (United
Kingdom)*	6,120	258,937
Mohawk Industries, Inc.*	2,165	299,506
Polaris Industries, Inc.	3,290	428,490
Starwood Hotels & Resorts Worldwide,
Inc.	3,770	304,691
Tiffany & Co.	4,140	415,035
Urban Outfitters, Inc.*	6,870	232,618
		3,928,567

Materials — 8.3%
Albemarle Corp.	3,150	225,225
Crown Holdings, Inc.*	5,550	276,168
Eastman Chemical Co.	3,897	340,403
FMC Corp.	5,410	385,138
MeadWestvaco Corp.	9,930	439,502
Vulcan Materials Co.	6,440	410,550
		2,076,986

Financials — 8.2%
Ameriprise Financial, Inc.	3,150	378,000
Aon PLC (United Kingdom)	5,080	457,657
CBRE Group, Inc. - Class A*	14,730	471,949
Regions Financial Corp.	35,580	377,860
T Rowe Price Group, Inc.	4,520	381,533
		2,066,999

Energy — 7.1%
CONSOL Energy, Inc.	10,680	492,028
Ensco PLC - Class A (United Kingdom)	4,470	248,398
Forum Energy Technologies, Inc.*	7,910	288,161
Tesoro Corp.	8,610	505,149
Valero Energy Corp.	4,710	235,971
		1,769,707

Consumer Staples — 5.8%
Church & Dwight Co., Inc.	6,920	484,054
Mead Johnson Nutrition Co.	5,840	544,113
WhiteWave Foods Co.- Class A*	13,410	434,082
		1,462,249

Telecommunication Services — 1.0%
SK Telecom Co. Ltd. ADR	9,590	248,765
Total Common Stocks		$24,314,543

Investment Funds — 5.0%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	320,500	320,500
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	929,106	929,106
Total Investment Funds		$1,249,606

Total Investment Securities —101.8%
(Cost $21,011,984)		$25,564,149

Liabilities in Excess of Other Assets — (1.8%)		(454,855)

Net Assets — 100.0%		$25,109,294

*	Non-income producing security.

19

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $313,449.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,314,543	$—	$—	$24,314,543
Investment Funds	1,249,606	—	—	1,249,606
				$25,564,149

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Money Market Fund – June 30, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 56.1%
$400,000	Chatom AL IDB (Powersouth Energy Coop) Ser 2012 A (SPA: National Rural Utilities Finance)	0.500%	11/15/38	$400,000
170,000	Antigo WI IDR (Plaspack USA Proj) Ser 2008 B (LOC: BMO Harris Bank NA)	0.400	12/01/18	170,000
395,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank NA)	0.400	08/01/20	395,000
285,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.400	03/01/37	285,000
843,000	WAI Enterprises LLC Ser 2004	0.300	06/01/24	843,000
246,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.290	09/01/24	246,000
912,000	Mill Street Village LLC Ser 2006	0.290	01/01/37	912,000
400,000	FBC Chemical Corp. Ser 2000	0.270	10/01/15	400,000
210,000	CA St Infra & Eco Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.250	08/01/33	210,000
1,515,000	Phoenix Realty IL Spl Account Rev Ser 1999 (LOC: Northern Trust Company)	0.210	04/01/20	1,515,000
460,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.210	09/01/27	460,000
930,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.200	08/01/26	930,000
435,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.200	06/01/35	435,000
1,420,000	Springfield MO IDA (DMP Pptys LLC) Ser 2001 B (LOC: Guaranty Bank)	0.180	08/01/21	1,420,000
100,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.180	12/01/30	100,000
490,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.180	12/01/30	490,000
1,890,000	Sheboygan Falls WI Indl Rev (Adj Dev Htt Inc Proj) Ser 2007 A (LOC: U.S. Bank NA)	0.180	01/01/32	1,890,000
620,000	Hopewell Development Co. Ser 2000	0.170	03/01/20	620,000
350,000	FL St HFC (Hsg Waterford Pointe) Ser 2000 E 2 (LIQ: FNMA)	0.170	02/15/33	350,000
1,245,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.160	11/01/21	1,245,000
885,000	Miarko, Inc. Ser 2007	0.150	02/01/27	885,000
812,000	M&P Richfield LLC Ser 2001	0.150	11/01/28	812,000
240,000	WA St HFC (Whisperwood) Ser 2002 B (LIQ: FNMA)	0.150	05/15/35	240,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.150	05/15/37	240,000
1,200,000	Abag CA Fin Auth For Nonprofit (Hsg Gaia Bldg A T) Ser 2000 (LIQ: FNMA)	0.130	09/15/32	1,200,000
170,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.100	12/01/29	170,000
1,000,000	WI St Hlth & Edl Fa (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.050	02/01/38	1,000,000
790,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	790,000
400,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj A)	0.030	11/01/14	400,000
1,350,000	MS St Business Fin Corp. (Chevron USA Inc Pj) Ser 2009 D	0.030	12/01/30	1,350,000
1,000,000	NY Ser 2004 (LOC: Bank of NY Mellon)	0.030	03/01/34	1,000,000
1,000,000	OH St Hgr Edl Fac Comm Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.030	01/01/39	1,000,000
1,100,000	East Baton Rouge Parish LA Indl Dev Board Inc. (ExxonMobil Proj) Ser 2010 B	0.030	12/01/40	1,100,000
905,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.020	10/01/28	905,000
1,100,000	Sarasota Co FL Public Hosp D (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.010	07/01/37	1,100,000
	Total Variable Rate Demand Notes			$25,508,000

	U.S. Government Agency Obligations — 20.1%
500,000	Overseas Private Investment Corp.(A)(B)	0.390	05/02/15	500,321
2,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	2,000,000
1,368,421	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,368,421
690,010	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	690,010
4,000,000	Overseas Private Investment Corp.(A)(B)	0.120	07/15/25	4,000,000
300,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	300,000
300,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	300,000
	Total U.S. Government Agency Obligations			$9,158,752

21

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 13.2%
$150,000	Toronto-Dominion Bank (The)	1.375%	07/14/14	$150,057
205,000	Procter & Gamble Co. (The)	4.950	08/15/14	206,184
400,000	Royal Bank of Canada	1.450	10/30/14	401,595
370,000	International Business Machines Corp.	0.875	10/31/14	370,833
1,200,000	US BanCorp. MN MTN	2.875	11/20/14	1,211,980
315,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	316,370
350,000	Bank of Nova Scotia	1.850	01/12/15	352,783
1,195,000	ConocoPhillips	4.600	01/15/15	1,222,100
145,000	Credit Suisse USA, Inc.	4.875	01/15/15	148,423
164,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	166,564
100,000	UBS AG/Stamford CT	3.875	01/15/15	101,881
100,000	Bank of Nova Scotia	3.400	01/22/15	101,756
200,000	Bank of Tokyo-Mitsubishi UFJ Ltd (The) 144a	3.850	01/22/15	203,843
264,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	265,001
500,000	HSBC USA, Inc.	2.375	02/13/15	506,306
162,000	Procter & Gamble Co. (The)	3.500	02/15/15	165,205
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	3.200	03/11/15	102,001
	Total Corporate Bonds			$5,992,882

	Municipal Bonds — 4.0%
100,000	City of Tucson AZ Ser 2004 D (P R LOC)2004	5.000	07/01/14	100,000
100,000	Manchester CT Txbl BANS Txbl UTGO Ser 2013	1.000	07/03/14	100,001
100,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	100,069
100,000	Pasco Co FL Sch Brd Cops Certificate of Participation Ser 2004 A Pre-refunded @ $100	5.000	08/01/14	100,379
450,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	452,848
300,000	American Muni Pwr-Ohio, Inc. BANS Ser 2013	1.000	10/23/14	300,188
150,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	150,169
200,000	Avon OH Wtr Sys Impt Rev BANS Txbl Revenue Notes Ser 2014	1.000	02/05/15	200,537
200,000	Franklin Co OH Spl Oblg Txbl BANS Stadium Fac Proj Ser 2014	0.800	03/05/15	200,539
100,000	Westerville OH (Spl Oblg) Non-Ta Txbl NTS Revenue Notes Ser 2014	0.350	05/05/15	100,000
	Total Municipal Bonds			$1,804,730

	Certificate of Deposit — 2.7%
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY(B)	0.240	07/07/14	250,000
500,000	Bank of Nova Scotia/Houston(B)	0.260	02/25/15	500,000
500,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.209	03/20/15	500,000
	Total Certificate of Deposit			$1,250,000

	Commercial Paper — 4.8%
1,000,000	Bank Tokyo-Mit UFJCP(C)	0.100	07/02/14	999,997
500,000	PNC Bank N.A.CP	0.280	11/04/14	500,035
700,000	PNC Bank NA CP	0.310	01/16/15	700,000
	Total Commercial Paper			$2,200,032

22

Touchstone Money Market Fund (Unaudited) (Continued)

Value

Total Investment Securities —100.9%
(Cost $45,914,396)	$45,914,396

Liabilities in Excess of Other Assets — (0.9%)	(423,190)

Net Assets — 100.0%	$45,491,206

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(C)	Rate reflects yield at the time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	IDA - Industrial Development Authority/Agency	LIQ - Liquidity Agreement

CCAO - County Commissioners' Association of Ohio	IDB - Industrial Development Board	MTN - Medium Term Note

FHLB - Federal Home Loan Bank	IDR - Industrial Development Revenue	SPA - Stand-by Purchase Agreement

FNMA - Federal National Mortgage Association	LLC - Limited Liability Company	UTGO - Unlimited Tax General Obligation

HFC - Housing Finance Commission	LOC - Letter of Credit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $305,844 or 0.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$25,508,000	$—	$25,508,000
U.S. Government Agency Obligations	—	9,158,752	—	9,158,752
Corporate Bonds	—	5,992,882	—	5,992,882
Municipal Bonds	—	1,804,730	—	1,804,730
Certificate of Deposit	—	1,250,000	—	1,250,000
Commercial Paper	—	2,200,032	—	2,200,032
				$45,914,396

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Third Avenue Value Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.7%

United States — 43.8%
Energy — 13.7%
Apache Corp.	12,836	$1,291,558
Bristow Group, Inc.	9,140	736,867
Devon Energy Corp.	14,574	1,157,176
SEACOR Holdings, Inc.*	14,115	1,160,959

Financials — 17.5%
Bank of New York Mellon Corp. (The)	17,148	642,707
Comerica, Inc.	5,814	291,630
KeyCorp	21,080	302,076
Leucadia National Corp.	53,499	1,402,744
Weyerhaeuser Co. REIT†	50,255	1,662,939
White Mountains Insurance Group
Ltd.	2,045	1,244,260

Industrials — 2.0%
AGCO Corp.	11,200	629,664

Information Technology — 9.5%
ManTech International Corp-A	10,469	309,045
NVIDIA Corp.	37,536	695,917
Rofin-Sinar Technologies, Inc.*	55,661	1,338,090
Symantec Corp.	29,076	665,840

Telecommunication Services — 1.1%
Verizon Communications, Inc.	6,941	340,109
Total United States		13,871,581

France — 11.4%

Energy — 2.3%
Total SA	9,951	719,175

Health Care — 3.7%
Sanofi	10,961	1,164,390

Industrials — 4.2%
Nexans SA*	25,490	1,336,104

Telecommunication Services — 1.2%
Vivendi SA	16,272	398,167
Total France		3,617,836

Canada — 9.9%

Energy — 2.5%
Encana Corp.	34,094	808,369

Materials — 7.4%
Canfor Corp.*	55,487	1,214,729
Canfor Corp.*	2,509	54,546
Capstone Mining Corp.*	441,200	1,062,634
Total Canada		3,140,278

Germany — 6.2%

Consumer Discretionary — 3.0%
Daimler AG	10,013	937,819

Telecommunication Services — 3.2%
Telefonica Deutschland Holding AG	121,913	1,008,123
Total Germany		1,945,942

Hong Kong — 5.6%

Financials — 2.9%
Cheung Kong Holdings Ltd.	52,000	922,533

Industrials — 2.7%
Hutchison Whampoa Ltd.	63,000	861,633
Total Hong Kong		1,784,166

Korea — 4.3%

Materials — 4.3%
POSCO ADR	18,028	1,342,004

China — 3.5%

Financials — 3.5%
Pargesa Holding SA	12,440	1,117,327

Sweden — 2.3%

Financials — 2.3%
Investor AB	19,337	725,548

United Kingdom — 2.1%

Telecommunication Services — 2.1%
Vodafone Group PLC	195,718	653,153

Japan — 1.6%

Consumer Discretionary — 1.6%
Toyota Industries Corp.	9,700	500,775
Total Common Stocks		$28,698,610

Investment Funds — 15.9%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	1,652,525	1,652,525
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	3,383,610	3,383,610
Total Investment Funds		$5,036,135

Total Investment Securities —106.6%
(Cost 27,428,060)		$33,734,745

Liabilities in Excess of Other Assets — (6.6%)		(2,085,528)

Net Assets — 100.0%		$31,649,217

*	Non-income producing security.

**	Represents collateral for securities loaned.

24

Touchstone Third Avenue Value Fund (Unaudited) (Continued)

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $1,644,574.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$28,698,610	$—	$—	$28,698,610
Investment Funds	5,036,135	—	—	5,036,135
				$33,734,745

At June 30, 2014, securities valued at $4,289,593 were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 are due to the closure of several foreign markets at the December 31, 2013 year end.

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2014 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.4%
8,890	iShares Core S&P 500 ETF	$1,751,330
45,370	iShares Core Total US Bond Market ETF	4,963,478
57,210	iShares MSCI EAFE Index Fund	3,911,448
61,420	iShares S&P 500 Growth Index Fund†	6,460,770
55,950	iShares S&P 500 Value Index Fund†	5,051,166
4,700	iShares S&P MidCap 400 Growth Index
	Fund	738,275
7,930	iShares S&P MidCap 400 Value Index
	Fund†	1,006,476
3,970	iShares S&P SmallCap 600 Growth
	Index Fund†	479,536
6,380	iShares S&P SmallCap 600 Value Index
	Fund†	736,635
	Total Exchange Traded Funds	$25,099,114

	Investment Funds — 23.0%
5,464,055	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	5,464,055
401,962	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	401,962
	Total Investment Funds	$5,866,017

	Total Investment Securities —121.4%
	(Cost $27,108,071)	$30,965,131

	Liabilities in Excess of
	Other Assets — (21.4%)	(5,448,472)

	Net Assets — 100.0%	$25,516,659

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $5,360,134.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$25,099,114	$—	$—	$25,099,114
Investment Funds	5,866,017	—	—	5,866,017
				$30,965,131

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2014 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.5%
42,650	iShares Barclays 1-3 Year Treasury
	Bond Fund†	$3,606,484
3,630	iShares Core S&P 500 ETF	715,110
111,440	iShares Core Total US Bond Market ETF	12,191,536
24,270	iShares MSCI EAFE Index Fund	1,659,340
26,220	iShares S&P 500 Growth Index Fund	2,758,082
24,450	iShares S&P 500 Value Index Fund†	2,207,346
3,710	iShares S&P Mid Cap 400 Value ETF†	470,873
1,400	iShares S&P MidCap 400 Growth Index
	Fund	219,912
1,810	iShares S&P Small Cap 600 Growth
	ETF	218,630
1,870	iShares S&P SmallCap 600 Value Index
	Fund†	215,910
	Total Exchange Traded Funds	$24,263,223

	Investment Funds — 27.3%
6,390,074	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	6,390,074
327,857	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	327,857
	Total Investment Funds	$6,717,931

	Total Investment Securities —125.8%
	(Cost $28,961,915)	$30,981,154

	Liabilities in Excess of
	Other Assets — (25.8%)	(6,350,182)

	Net Assets — 100.0%	$24,630,972

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $6,262,672.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,263,223	$—	$—	$24,263,223
Investment Funds	6,717,931	—	—	6,717,931
				$30,981,154

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2014 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.5%
11,210	iShares Core S&P 500 ETF	$2,208,370
133,160	iShares Core Total US Bond Market ETF	14,567,704
62,530	iShares MSCI EAFE Index Fund	4,275,176
68,190	iShares S&P 500 Growth Index Fund†	7,172,906
61,200	iShares S&P 500 Value Index Fund†	5,525,136
4,490	iShares S&P MidCap 400 Growth Index
	Fund†	705,289
8,590	iShares S&P MidCap 400 Value Index
	Fund†	1,090,244
2,680	iShares S&P SmallCap 600 Growth
	Index Fund	323,717
6,050	iShares S&P SmallCap 600 Value Index
	Fund†	698,533
	Total Exchange Traded Funds	$36,567,075

	Investment Funds — 26.0%
9,057,928	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	9,057,928
599,523	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	599,523
	Total Investment Funds	$9,657,451

	Total Investment Securities —124.5%
	(Cost $39,614,359)	$46,224,526

	Liabilities in Excess of
	Other Assets — (24.5%)	(9,088,746)

	Net Assets — 100.0%	$37,135,780

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $8,885,018.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$36,567,075	$—	$—	$36,567,075
Investment Funds	9,657,451	—	—	9,657,451
				$46,224,526

See accompanying Notes to Financial Statements.

28

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29

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

		Touchstone
	Touchstone	Baron Small	Touchstone	Touchstone
	Active Bond	Cap Growth	High Yield	Large Cap Core
	Fund	Fund	Fund	Equity Fund
Assets
Investments, at cost	$50,549,179	$13,157,840	$13,315,758	$28,662,688
Affiliated securities, at market value	$4,345,208	$156,641	$100,784	$1,252,725
Non-affiliated securities, at market value	47,094,225	26,168,059	13,769,981	36,408,770
Investments, at market value (A)	$51,439,433	$26,324,700	$13,870,765	$37,661,495
Cash	11	—	—	—
Foreign Currency (B)	—	—	—	—
Dividends and interest receivable	247,257	17,427	227,838	63,798
Receivable for capital shares sold	10,440	—	17,494	—
Receivable for investments sold	6,884,636	125,036	170,831	—
Securities lending income receivable	38	2,809	11	198
Tax reclaim receivable	—	—	—	—
Other assets	226	131	21	138
Total Assets	58,582,041	26,470,103	14,286,960	37,725,629

Liabilities
Payable for return of collateral for securities on loan	—	2,088,676	14,028	257,600
Payable for capital shares redeemed	5,817	35,029	1,329	83,845
Payable for investments purchased	8,970,905	55,989	125,473	—
Payable to Investment Advisor	22,301	20,768	5,843	19,836
Payable to other affiliates	35,840	25,034	5,525	42,162
Payable to Trustees	3,161	3,112	3,092	3,132
Payable for professional services	6,259	7,839	8,233	7,477
Other accrued expenses and liabilities	14,784	3,821	9,642	2,635
Total Liabilities	9,059,067	2,240,268	173,165	416,687

Net Assets	$49,522,974	$24,229,835	$14,113,795	$37,308,942

Net assets consist of:
Paid-in capital	$47,484,513	$8,341,216	$12,445,357	$33,414,675
Accumulated net investment income (loss)	1,746,603	92,069	1,561,362	748,432
Accumulated net realized gains (losses) on investments and foreign currency	(598,396)	2,629,690	(447,931)	(5,852,972)
Net unrealized appreciation on investments and foreign currency transactions	890,254	13,166,860	555,007	8,998,807
Net assets applicable to shares outstanding	$49,522,974	$24,229,835	$14,113,795	$37,308,942

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,604,298	1,128,607	1,848,486	2,638,108
Net asset value, offering price and redemption price per share	$10.76	$21.47	$7.64	$14.14

(A) Includes market value of securities on loan of:	$—	$2,027,765	$13,642	$255,680

(B) Cost of foreign currency:	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Mid Cap	Money Market	Third Avenue	Aggressive ETF	Conservative	Moderate ETF
Growth Fund	Fund	Value Fund	Fund	ETF Fund	Fund

$21,011,984	$45,914,396	$27,428,060	$27,108,071	$28,961,915	$39,614,359
$929,106	$—	$3,383,610	$401,962	$327,857	$599,523
24,635,043	45,914,396	30,351,135	30,563,169	30,653,297	45,625,003
$25,564,149	$45,914,396	$33,734,745	$30,965,131	$30,981,154	$46,224,526
—	43,903	—	—	—	—
—	—	22,281	—	—	—
12,780	87,129	23,397	95,812	40,799	104,695
1,679	90,384	—	101	—	—
25,150	—	165,278	43,252	68,654	—
32	—	572	2,777	1,189	2,660
357	—	16,876	—	—	—
137	350	153	77	127	1,034
25,604,284	46,136,162	33,963,302	31,107,150	31,091,923	46,332,915

320,500	—	1,652,525	5,464,055	6,390,074	9,057,928
16,574	1,282	118,375	11,589	20,452	22,026
101,096	626,251	470,723	63,378	—	42,999
15,348	2,583	20,874	5,279	5,064	7,672
22,636	427	38,188	36,532	33,934	52,022
3,115	3,161	3,125	20	3,113	3,146
8,087	7,695	8,344	7,178	7,164	6,827
7,634	3,557	1,931	2,460	1,150	4,515
494,990	644,956	2,314,085	5,590,491	6,460,951	9,197,135

$25,109,294	$45,491,206	$31,649,217	$25,516,659	$24,630,972	$37,135,780

$14,661,469	$45,492,029	$22,443,051	$25,338,960	$20,615,608	$28,141,355
(24,659)	—	846,280	200,856	407,701	814,602
5,920,319	(823)	2,052,282	(3,880,217)	1,588,424	1,569,656
4,552,165	—	6,307,604	3,857,060	2,019,239	6,610,167
$25,109,294	$45,491,206	$31,649,217	$25,516,659	$24,630,972	$37,135,780

1,253,207	45,481,512	1,420,007	1,821,902	1,884,935	2,404,921
$20.04	$1.00	$22.29	$14.01	$13.07	$15.44

$313,449	$—	$1,644,574	$5,360,134	$6,262,672	$8,885,018

$—	$—	$22,209	$—	$—	$—

31

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

		Touchstone		Touchstone
	Touchstone	Baron Small	Touchstone	Large Cap
	Active Bond	Cap Growth	High Yield	Core Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$136	$24	$15	$31
Dividends from non-affiliated securities(A)	—	260,992	3	530,406
Interest	731,193	—	428,570	—
Income from securities loaned	265	11,534	75	421
Total Investment Income	731,594	272,550	428,663	530,858

Expenses
Investment advisory fees	133,917	129,291	36,230	116,248
Administration fees	48,697	24,627	14,492	35,769
Compliance fees and expenses	850	850	850	850
Custody fees	4,582	3,606	4,886	1,962
Professional fees	10,201	8,661	8,708	9,504
Transfer Agent fees	88	50	75	75
Pricing expense	25,274	1,374	12,693	1,170
Reports to Shareholders	2,624	2,562	2,933	2,936
Shareholder servicing fees	19,282	28,321	13,526	31,796
Trustee fees	6,047	6,061	6,066	6,055
Other expenses	2,617	1,473	1,462	1,631
Total Expenses	254,179	206,876	101,921	207,996
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(13,247)	(25,886)	(25,839)	(25,381)
Net Expenses	240,932	180,990	76,082	182,615

Net Investment Income (Loss)	490,662	91,560	352,581	348,243

Realized and Unrealized Gains (Losses) on Investments
Net realized gain on investments	556,849	1,721,874	174,923	1,949,523
Net realized losses on foreign currency	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	732,236	(1,748,556)	165,791	502,899
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments	1,289,085	(26,682)	340,714	2,452,422

Change in Net Assets Resulting from Operations	$1,779,747	$64,878	$693,295	$2,800,665

(A) Net of foreign tax withholding of:	$—	$—	$—	$2,366

(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone		Touchstone
Mid Cap	Money	Third Avenue	Touchstone	Conservative	Touchstone
Growth	Market	Value	Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund

$28	$—	$84	$16	$16	$24
141,365	—	1,007,803	277,922	219,477	401,461
—	48,454	—	—	—	—
176	—	9,225	19,247	8,051	18,745
141,569	48,454	1,017,112	297,185	227,544	420,230

100,235	41,905	121,688	32,109	31,486	48,946
26,729	46,561	30,422	25,687	25,189	39,157
850	850	850	850	850	850
5,511	2,809	3,245	1,858	2,007	2,786
9,235	9,313	9,690	8,728	8,856	9,511
1,118	75	75	57	50	75
1,366	1,506	2,454	210	231	209
3,163	2,924	2,580	2,681	2,911	3,518
20,047	58,201	34,985	31,097	31,108	44,117
6,060	6,047	6,057	6,066	6,060	6,052
1,508	1,608	1,603	1,148	1,286	1,522
175,822	171,799	213,649	110,491	110,034	156,743
(9,594)	(125,674)	(27,624)	(14,162)	(15,576)	(9,905)
166,228	46,125	186,025	96,329	94,458	146,838

(24,659)	2,329	831,087	200,856	133,086	273,392

2,998,150	64	3,738,473	1,592,076	1,071,178	3,515,649
—	—	(4,997)	—	—	—

(1,386,097)	—	(2,792,998)	(432,080)	(303,747)	(1,954,110)

—	—	129	—	—	—

1,612,053	64	940,607	1,159,996	767,431	1,561,539

$1,587,394	$2,393	$1,771,694	$1,360,852	$900,517	$1,834,931

$989	$—	$33,100	$—	$—	$—

33

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Baron Small Cap
	Fund		Growth Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
From Operations
Net investment income (loss)	$490,662	$1,013,930	$91,560	$(70,515)
Net realized gains (losses) on investments	556,849	(907,478)	1,721,874	994,169
Net change in unrealized appreciation (depreciation) on investments	732,236	(1,224,184)	(1,748,556)	6,393,682
Change in Net Assets from Operations	1,779,747	(1,117,732)	64,878	7,317,336

Distributions to Shareholders from:
Net investment income	—	(1,555,731)	—	(321,114)
Net realized gains	—	(205,727)	—	(2,557,529)
Total Distributions	—	(1,761,458)	—	(2,878,643)

Share Transactions
Proceeds from Shares Issued	632,831	1,357,252	2,117,904	4,752,286
Reinvestment of distributions	—	1,761,458	—	2,878,643
Cost of Shares redeemed	(1,278,003)	(4,936,290)	(3,491,239)	(4,656,362)
Change in Net Assets from Share Transactions	(645,172)	(1,817,580)	(1,373,335)	2,974,567

Total Increase (Decrease) in Net Assets	1,134,575	(4,696,770)	(1,308,457)	7,413,260

Net Assets
Beginning of period	48,388,399	53,085,169	25,538,292	18,125,032
End of period	$49,522,974	$48,388,399	$24,229,835	$25,538,292

Accumulated Net Investment Income (Loss)	$1,746,603	$1,255,941	$92,069	$509

Share Transactions
Shares issued	60,167	125,987	101,084	233,108
Shares reinvested	—	169,340	—	138,747
Shares redeemed	(121,015)	(454,562)	(166,129)	(229,700)
Change from Share Transactions	(60,848)	(159,235)	(65,045)	142,155

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
High Yield		Large Cap		Mid Cap Growth
Fund		Core Equity Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2014	December 31,	June 30, 2014	December 31,	June 30, 2014	December 31,
(Unaudited)	2013	(Unaudited)	2013	(Unaudited)	2013

$352,581	$1,205,028	$348,243	$395,192	$(24,659)	$(79,206)
174,923	796,565	1,949,523	5,609,500	2,998,150	3,216,381

165,791	(981,080)	502,899	2,881,688	(1,386,097)	4,207,913
693,295	1,020,513	2,800,665	8,886,380	1,587,394	7,345,088

—	(1,954,374)	—	(487,271)	—	—
—	—	—	—	—	(462,839)
—	(1,954,374)	—	(487,271)	—	(462,839)

1,605,343	4,227,255	707,902	8,845,364	2,439,561	4,003,889
—	1,954,374	—	487,271	—	462,839
(3,048,912)	(20,208,392)	(2,896,900)	(13,856,996)	(6,423,631)	(6,084,724)
(1,443,569)	(14,026,763)	(2,188,998)	(4,524,361)	(3,984,070)	(1,617,996)

(750,274)	(14,960,624)	611,667	3,874,748	(2,396,676)	5,264,253

14,864,069	29,824,693	36,697,275	32,822,527	27,505,970	22,241,717
$14,113,795	$14,864,069	$37,308,942	$36,697,275	$25,109,294	$27,505,970

$1,561,362	$1,208,781	$748,432	$400,189	$(24,659)	$—

215,757	519,133	52,787	735,503	127,397	246,148
—	268,827	—	37,425	—	25,699
(409,083)	(2,470,304)	(217,896)	(1,222,379)	(336,637)	(375,722)
(193,326)	(1,682,344)	(165,109)	(449,451)	(209,240)	(103,875)

35

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Money Market		Third Avenue
	Fund		Value Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
From Operations
Net investment income	$2,329	$5,084	$831,087	$244,344
Net realized gains on investments and foreign currency transactions	64	3	3,733,476	3,231,047
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	—	—	(2,792,869)	3,413,464
Change in Net Assets from Operations	2,393	5,087	1,771,694	6,888,855

Distributions to Shareholders from:
Net investment income	(2,329)	(5,084)	—	(1,282,581)
Net realized gains	—	—	—	—
Total Distributions	(2,329)	(5,084)	—	(1,282,581)

Share Transactions
Proceeds from Shares issued	9,485,861	60,169,956	1,900,136	846,938
Proceed from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	2,329	5,084	—	1,282,581
Cost of Shares redeemed	(12,422,015)	(50,904,880)	(4,262,491)	(7,115,445)
Change in Net Assets from Share Transactions	(2,933,825)	9,270,160	(2,362,355)	(4,985,926)

Total Increase (Decrease) in Net Assets	(2,933,761)	9,270,163	(590,661)	620,348

Net Assets
Beginning of period	48,424,967	39,154,804	32,239,878	31,619,530
End of period	$45,491,206	$48,424,967	$31,649,217	$32,239,878

Accumulated Net Investment Income	$—	$—	$846,280	$15,193

Share Transactions
Shares issued	9,485,861	60,169,956	87,811	42,704
Shares issued in connection with merger(A)	—	—	—	—
Shares reinvested	2,329	5,084	—	61,485
Shares redeemed	(12,422,015)	(50,904,880)	(202,155)	(366,836)
Change from Share Transactions	(2,933,825)	9,270,160	(114,344)	(262,647)

(A) See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Aggressive ETF		Conservative ETF		Moderate ETF
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2014	December 31,	June 30, 2014	December 31,	June 30, 2014	December 31,
(Unaudited)	2013	(Unaudited)	2013	(Unaudited)	2013

$200,856	$228,002	$133,086	$274,819	$273,392	$541,489

1,592,076	657,475	1,071,178	1,112,128	3,515,649	2,977,596

(432,080)	2,550,972	(303,747)	640,095	(1,954,110)	2,833,874
1,360,852	3,436,449	900,517	2,027,042	1,834,931	6,352,959

—	(478,336)	—	(366,365)	—	(760,226)
—	(73,559)	—	(761,673)	—	—
—	(551,895)	—	(1,128,038)	—	(760,226)

207,612	868,311	1,202,674	7,307,227	309,996	1,582,714
—	11,138,832	—	—	—	—
—	551,895	—	1,128,038	—	760,226
(2,873,884)	(2,581,359)	(3,543,037)	(6,799,621)	(6,696,531)	(8,476,450)
(2,666,272)	9,977,679	(2,340,363)	1,635,644	(6,386,535)	(6,133,510)

(1,305,420)	12,862,233	(1,439,846)	2,534,648	(4,551,604)	(540,777)

26,822,079	13,959,846	26,070,818	23,536,170	41,687,384	42,228,161
$25,516,659	$26,822,079	$24,630,972	$26,070,818	$37,135,780	$41,687,384

$200,856	$—	$407,701	$274,615	$814,602	$541,210

15,551	70,878	95,341	583,505	20,836	113,957
—	859,707	—	—	—	—
—	41,891	—	89,598	—	51,751
(213,143)	(207,522)	(277,820)	(542,147)	(447,222)	(610,037)
(197,592)	764,954	(182,479)	130,956	(426,386)	(444,329)

37

Financial Highlights

Touchstone Active Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2014	Year Ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$10.37	$11.00	$11.09	$10.73	$10.37	$9.49
Income (loss) from investment operations:
Net investment income	0.10	0.22	0.29	0.37	(A)	0.38	0.39
Net realized and unrealized gains (losses) on investments	0.29	(0.46)	0.30	0.53	0.40	1.02
Total from investment operations	0.39	(0.24)	0.59	0.90	0.78	1.41
Distributions from:
Net investment income	—	(0.34)	(0.35)	(0.30)	(0.42)	(0.48)
Realized capital gains	—	(0.05)	(0.33)	(0.24)	—	(0.05)
Total distributions	—	(0.39)	(0.68)	(0.54)	(0.42)	(0.53)
Net asset value at end of period	$10.76	$10.37	$11.00	$11.09	$10.73	$10.37
Total return(B)	3.76	%(C)	(2.18%)	5.28%	8.45%	7.57%	14.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$49,523	$48,388	$53,085	$54,509	$40,408	$38,586
Ratio to average net assets:
Net expenses	0.99	%(D)	1.00%	1.00%	0.93%	0.91%	1.00%
Gross expenses	1.04	%(D)	1.05%	1.00%	0.93%	0.91%	1.02%
Net investment income	2.02	%(D)	2.01%	2.55%	3.29%	3.50%	3.67%
Portfolio turnover rate	159	%(C)	508%	404%	419%	487%	422%

Touchstone Baron Small Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$21.40		$17.24	$17.55	$16.74	$13.40	$10.08
Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.09)	0.31	(0.15)	(0.06)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.01)		6.94	3.02	0.96	3.40	3.40
Total from investment operations	0.07		6.85	3.33	0.81	3.34	3.32
Distributions from:
Net investment income	—		(0.27)	—	—	—	—
Realized capital gains	—		(2.42)	(3.64)	—	—	—
Total distributions	—		(2.69)	(3.64)	—	—	—
Net asset value at end of period	$21.47		$21.40	$17.24	$17.55	$16.74	$13.40
Total return(B)	0.33	%(C)	40.43%	19.17%	4.84%	24.93%	32.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,230		$25,538	$18,125	$19,733	$24,581	$20,329
Ratio to average net assets:
Net expenses	1.47	%(D)	1.55%	1.55%	1.55%	1.55%	1.55%
Gross expenses	1.68	%(D)	1.73%	1.69%	1.63%	1.62%	1.81%
Net investment Income (loss)	0.74	%(D)	(0.32%)	1.71%	(0.79%)	(0.43%)	(0.81%)
Portfolio turnover rate	10	%(C)	8%	15%	15%	18%	9%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone High Yield Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2014	Year Ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$7.28	$8.01	$7.59	$7.86	7.64	$5.52
Income (loss) from investment operations:
Net investment income	0.25	0.46	(A)	0.54	0.74	0.72	0.67
Net realized and unrealized gains (losses) on investments	0.11	(0.08)	0.48	(0.26)	0.25	1.92
Total from investment operations	0.36	0.38	1.02	0.48	0.97	2.59
Distributions from:
Net investment income	—	(1.11)	(0.60)	(0.75)	(0.75)	(0.47)
Net asset value at end of period	$7.64	$7.28	$8.01	$7.59	7.86	$7.64
Total return(B)	4.95	%(C)	4.75%	13.45%	6.08%	12.65%	46.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,114	$14,864	$29,825	$27,191	32,552	$35,038
Ratio to average net assets:
Net expenses	1.05	%(D)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.41	%(D)	1.26%	1.10%	1.05%	1.05%	1.05%
Net investment income	4.87	%(D)	5.55%	6.47%	6.96%	7.57%	8.72%
Portfolio turnover rate	24	%(C)	52%	48%	55%	56%	61%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011		2010	2009
Net asset value at beginning of period	$13.09		$10.09	$9.15	$9.04		$8.20	$6.69
Income from investment operations:
Net investment income	0.14		0.17	0.17	0.12	(A)	0.18	0.09
Net realized and unrealized gains on investments	0.91		3.01	0.93	0.15	(E)	0.82	1.52
Total from investment operations	1.05		3.18	1.10	0.27		1.00	1.61
Distributions from:
Net investment income	—		(0.18)	(0.16)	(0.16)		(0.16)	(0.10)
Net asset value at end of period	$14.14		$13.09	$10.09	$9.15		$9.04	$8.20
Total return(B)	8.02	%(C)	31.52%	12.07%	3.02%		12.20%	24.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$37,309		$36,697	$32,823	$32,477		$43,120	$63,316
Ratio to average net assets:
Net expenses	1.02	%(D)	1.00%	1.00%	1.00%		1.00%	1.00%
Gross expenses	1.16	%(D)	1.21%	1.16%	1.13%		1.04%	1.04%
Net investment income	1.95	%(D)	1.16%	1.40%	1.29%		1.07%	1.07%
Portfolio turnover rate	16	%(C)	54%	39%	33%		33%	38%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$18.81		$14.20	$11.84	$13.40	11.04	$7.95
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.01)	(0.09)	0.04	0.03
Net realized and unrealized gains (losses) on investments	1.25		4.98	2.37	(1.43)	2.35	3.07
Total from investment operations	1.23		4.93	2.36	(1.52)	2.39	3.10
Distributions from:
Net investment income	—		—	—	(0.04)	(0.03)	(0.01)
Realized capital gains	—		(0.32)	—	—	—	—
Total distributions	—		(0.32)	—	(0.04)	(0.03)	(0.01)
Net asset value at end of period	$20.04		$18.81	$14.20	$11.84	$13.40	$11.04
Total return(A)	6.54	%(B)	34.81%	19.93%	(11.33%)	21.63%	38.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,109		$27,506	$22,242	$20,474	$28,013	$25,521
Ratio to average net assets:
Net expenses	1.24	%(C)	1.26%	1.26%	1.22%	1.17%	1.16%
Gross expenses	1.32	%(C)	1.36%	1.31%	1.25%	1.27%	1.40%
Net investment income (loss)	(0.18	%)(C)	(0.32%)	(0.10%)	(0.63%)	0.31%	0.26%
Portfolio turnover rate	40	%(B)	77%	78%	141%	60%	71%

Touchstone Money Market Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013		2013		2012		2010		2009
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	—	(D)	—	(D)	—	(D)	—	(D)	—	(D)	0.01
Net realized gains (losses) on investments	—		—	(D)	—		(—	)(D)	—	(D)	—	(D)
Total from investment operations	—	(D)	—	(D)	—	(D)	—	(D)	—	(D)	0.01
Distributions from:
Net investment income	(—	)(D)	(—	)(D)	(—	)(D)	(—	)(D)	(—	)(D)	(0.01)
Realized capital gains	—		—		—		(—	)(D)	(—	)(D)	—
Total distributions	(—	)(D)	(—	)(D)	(—	)(D)	(—	)(D)	(—	)(D)	(0.01)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return(A)	0.01	%(B)	0.01%		0.01%		0.02%		0.19%		0.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$45,491		$48,425		$39,155		$50,528		$57,032		$79,749
Ratio to average net assets:
Net expenses	0.20	%(C)	0.23%		0.37%		0.36%		0.53%		0.71	%(E)
Gross expenses	0.74	%(C)	0.75%		0.73%		0.71%		0.65%		0.72%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.02%		0.80%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.
(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.67%.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Third Avenue Value Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2012	Year Ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$21.01	$17.60	$14.58	$17.67	$15.61	$12.93
Income (loss) from investment operations:
Net investment income	0.59	0.16	0.26	(A)	0.09	(A)	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.69	4.12	2.76	(2.80)	2.90	3.78
Total from investment operations	1.28	4.28	3.02	(2.71)	3.15	4.04
Distributions from:
Net investment income	—	(0.87)	—	(0.38)	(1.09)	(0.29)
Realized capital gains	—	—	—	—	—	(1.07)
Total distributions	—	(0.87)	—	(0.38)	(1.09)	(1.36)
Net asset value at end of period	$22.29	$21.01	$17.60	$14.58	$17.67	$15.61
Total return(B)	6.09	%(C)	24.35%	20.71%	(15.31%)	20.20%	31.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,649	$32,240	$31,620	$32,761	$52,578	$53,505
Ratio to average net assets:
Net expenses	1.22	%(D)	1.17%	1.17%	1.17%	1.17%	1.13%
Gross expenses	1.40	%(D)	1.43%	1.39%	1.32%	1.87	%(E)	1.34%
Net investment income	5.46	%(D)	0.78%	1.58%	0.52%	0.93%	1.17%
Portfolio turnover rate	24	%(C)	39%	28%	4%	10%	4%

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013		2012	2011		2010	2009
Net asset value at beginning of period	$13.28		$11.13		$10.07	$10.22		$9.17	$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.13		0.26	0.16		0.14	(0.09)
Net realized and unrealized gains (losses) on investments	0.62		2.41		1.01	(0.16	)(F)	1.07	1.78
Total from investment operations	0.73		2.54		1.27	—		1.21	1.69
Distributions from:
Net investment income	—		(0.33)		(0.21)	(0.15)		(0.16)	(0.20)
Realized capital gains	—		(0.06)		—	—		—	(0.12)
Total distributions	—		(0.39)		(0.21)	(0.15)		(0.16)	(0.32)
Net asset value at end of period	$14.01		$13.28		$11.13	$10.07		$10.22	$9.17
Total return(B)	5.50	%(C)	22.91%		12.59%	(0.05%)		13.19%	21.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,517		$26,822		$13,960	$17,910		$19,341	$17,470
Ratio to average net assets:
Net expenses(G)	0.75	%(D)	0.75%		0.75%	0.75%		0.75%	0.75%
Gross expenses(G)	0.86	%(D)	1.09%		1.07%	1.04%		1.07%	1.21%
Net investment income (loss)(G)	1.56	%(D)	1.49%		1.56%	1.50%		1.54%	(2.18%)
Portfolio turnover rate	10	%(C)	11	%(H)	11%	40%		44%	45%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Absent PFIC Tax expenses, the ratio of gross expenses to average net assets would have been 1.37%.
(F)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(G)	Ratio does not include income and expenses of the underlying funds.
(H)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$12.61		$12.15	$11.77	$11.60	$10.90	$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.12	0.20	0.22	0.24	(0.04)
Net realized and unrealized gains on investments	0.38		0.91	0.59	0.18	0.72	1.24
Total from investment operations	0.46		1.03	0.79	0.40	0.96	1.20
Distributions from:
Net investment income	—		(0.18)	(0.21)	(0.23)	(0.26)	(0.36)
Realized capital gains	—		(0.39)	(0.20)	—	—	(0.11)
Total distributions	—		(0.57)	(0.41)	(0.23)	(0.26)	(0.47)
Net asset value at end of period	$13.07		$12.61	$12.15	$11.77	$11.60	$10.90
Total return(A)	3.65	%(B)	8.50%	6.74%	3.44%	8.81%	11.79%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,631		$26,071	$23,536	$23,169	$23,066	$22,626
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.87	%(D)	0.99%	1.01%	0.99%	1.00%	1.10%
Net investment income (loss)(C)	1.06	%(D)	1.09%	1.58%	1.76%	1.95%	(2.61%)
Portfolio turnover rate	10	%(B)	29%	22%	28%	21%	40%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$14.72		$12.89	$11.96	$11.99	$11.01	$9.67
Income from investment operations:
Net investment income	0.15		0.23	0.27	0.21	0.23	0.19
Net realized and unrealized gains on investments	0.57		1.87	0.92	0.01	1.01	1.50
Total from investment operations	0.72		2.10	1.19	0.22	1.24	1.69
Distributions from:
Net investment income	—		(0.27)	(0.26)	(0.25)	(0.26)	(0.35)
Net asset value at end of period	$15.44		$14.72	$12.89	$11.96	$11.99	$11.01
Total return(A)	4.89	%(B)	16.32%	9.94%	1.84%	11.25%	17.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$37,136		$41,687	$42,228	$45,165	$53,492	$52,504
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.80	%(D)	0.92%	0.92%	0.91%	0.89%	0.92%
Net investment income(C)	1.40	%(D)	1.29%	1.74%	1.73%	1.79%	2.37%
Portfolio turnover rate	9	%(B)	9%	9%	17%	19%	24%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include income and expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

42

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated February 7, 1994. The Trust consists of the following ten funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”) (formerly known as Touchstone Core Bond Fund)

Touchstone Baron Small Cap Growth Fund (“Baron Small Cap Growth Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Touchstone Third Avenue Value Fund (“Third Avenue Value Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is an open-end, diversified, management investment company, with the exception of the Third Avenue Value Fund, which is an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2014, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company,The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group (“Western & Southern”), and the majority of the outstanding shares of the Trust were collectively owned by affiliates of Western & Southern and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

43

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio, geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2014.

All transfers in and out of the levels are recognized at the value at the end of period. During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the Third Avenue Value Fund.

The Funds’ investments of the Touchstone Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and therafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange, (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last bid price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last bid price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent evaluated bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are not readily available are valued at their most recent evaluated bid by an independent pricing service using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations, the NOCP, or other significant observable inputs are not readily available are fair valued as determined by or under the direction of the Board of Trustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

44

Notes to Financial Statements (Unaudited) (Continued)

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Fund’s Board.

The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the six months ended June 30, 2014, there were no open forward foreign currency contracts.

45

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$2,027,765	$2,088,676
High Yield Fund	13,642	14,028
Large Cap Core Equity Fund	255,680	257,600
Mid Cap Growth Fund	313,449	320,500
Third Avenue Value Fund	1,644,574	1,652,525
Aggressive ETF Fund	5,360,134	5,464,055
Conservative ETF Fund	6,262,672	6,390,074
Moderate ETF Fund	8,885,018	9,057,928

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Funds. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation—The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income— Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest

46

Notes to Financial Statements (Unaudited) (Continued)

income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income.

Distributions to shareholders— Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Money Market Fund, declares and distributes net investment income, if any, annually as a dividend to shareholders. The Money Market Fund declares dividends daily and distributes dividends monthly. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by underlying funds.

Allocations—Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Strategic Trust, daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2014:

		Baron Small
	Active Bond	Cap Growth	High Yield
	Fund	Fund	Fund
Purchases of investment securities	$8,340,039	$2,327,939	$3,373,450
Proceeds from sales and maturities	$14,324,760	$3,110,379	$4,470,405

	Large Cap	Mid Cap	Third Avenue
	Core Equity	Growth	Value
	Fund	Fund	Fund
Purchases of investment securities	$5,667,877	$10,478,744	$6,889,024
Proceeds from sales and maturities	$7,605,540	$14,970,228	$9,923,301

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$2,602,921	$2,535,492	$3,602,057
Proceeds from sales and maturities	$5,160,568	$4,788,582	$9,741,304

For the six months ended June 30, 2014, purchases and proceeds from sales and maturities in U.S. Government Securities were $67,037,980 and $61,802,417 for the Active Bond Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator

47

Notes to Financial Statements (Unaudited) (Continued)

and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each IndependentTrustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $60,571 for the six months ended June 30, 2014.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each fund as shown in the table below.

Active Bond Fund	0.55% on the first $100 million
0.50% of the next $100 million
0.45% of the next $100 million
0.40% of such assets in excess of $300 million
Baron Small Cap Growth Fund	1.05%
High Yield Fund	0.50% on the first $100 million
0.45% of the next $100 million
0.40% of the next $100 million
0.35% of such assets in excess of $300 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% of the next $100 million
0.55% of the next $100 million
0.50% of such assets in excess of $300 million
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion
Money Market Fund	0.18%
Third Avenue Value Fund	0.80% on the first $100 million
0.75% of the next $100 million
0.70% of the next $100 million
0.65% of such assets in excess of $300 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% of the next $50 million
Moderate ETF Fund	0.20% of such assets in excess of $100 million

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

BAMCO, Inc.	Todd Asset Management, LLC
Baron Small Cap Growth Fund	Large Cap Core Equity Fund
Aggressive ETF Fund
Fort Washington Investment Advisors, Inc.*	Conservative ETF Fund
Active Bond Fund	Moderate ETF Fund
High Yield Fund
Money Market Fund

48

Notes to Financial Statements (Unaudited) (Continued)

Third Avenue Management, LLC	Westfield Capital Management Company, L.P.
Third Avenue Value Fund	Mid Cap Growth Fund

* Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

Fund
Active Bond Fund*	0.97%
Baron Small Cap Growth Fund*	1.31%
High Yield Fund	1.05%
Large Cap Core Equity Fund*	1.06%
Mid Cap Growth Fund*	1.21%
Money Market Fund	0.75%
Third Avenue Value Fund*	1.32%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Moderate ETF Fund	0.75%

* Prior to April 29, 2014, the Fund expense limitations were 1.00%, 1.55%, 1.00%, 1.26% and 1.17% for the Active Bond Fund, Baron Small Cap Growth Fund, Large Cap Core Equity Fund, Mid Cap Growth Fund and Third Avenue Value Fund, respectively.

These expense limitations will remain in effect for all Funds through at least April 29, 2015.

For the Money Market Fund, in addition to the above expense caps, the Advisor has voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain the Fund’s yield. There is no guarantee that the Advisor will continue to waive such fees in the future.

During the six months ended June 30, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, of the Funds as follows:

	Investment		Shareholder
	Advisory	Administration	Servicing
Fund	Fees Waived	Fees Waived	Fees Waived	Total
Active Bond Fund	$—	$13,247	$—	$13,247
Baron Small Cap Growth Fund	—	24,627	1,259	25,886
High Yield Fund	—	14,492	11,347	25,839
Large Cap Core Equity Fund	—	25,381	—	25,381
Mid Cap Growth Fund	—	9,594	—	9,594
Money Market Fund	20,912	46,561	58,201	125,674
Third Avenue Value Fund	—	27,624	—	27,624
Aggressive ETF Fund	—	14,162	—	14,162
Conservative ETF Fund	—	15,576	—	15,576
Moderate ETF Fund	—	9,905	—	9,905

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in

49

Notes to Financial Statements (Unaudited) (Continued)

which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect of the time of waiver or reimbursement.

At June 30, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,
Fund	2015	2016	2017	Total
Active Bond Fund	$1,793	$25,443	$13,247	$40,483
Baron Small Cap Growth Fund	19,452	38,995	24,627	83,074
High Yield Fund	13,923	43,426	14,492	71,841
Large Cap Core Equity Fund	38,996	67,963	25,381	132,340
Mid Cap Growth Fund	9,780	25,785	9,594	45,159
Third Avenue Value Fund	50,398	63,024	27,624	141,046
Aggressive ETF Fund	35,309	30,620	14,161	80,090
Conservative ETF Fund	41,861	50,398	15,576	107,835
Moderate ETF Fund	49,582	72,057	9,905	131,544

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2014.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the Trust’s aggregate net assets up to $1 billion, 0.16% of the next $1 billion of aggregate net assets and 0.12% on assets in excess of $2 billion. This fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $17 per sub-account maintained by the intermediary. The Funds will only reimburse the Advisor up to $17 per sub-account maintained by the intermediary.

50

Notes to Financial Statements (Unaudited) (Continued)

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

AFFILIATED INVESTMENTS

Each Fund, except the Money Market Fund, may invest in theTouchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2014, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/13	Purchases	Sales	06/30/14	Dividends	06/30/14
Active Bond Fund	1,520,880	27,942,939	(25,118,611)	4,345,208	$136	$4,345,208
Baron Small Cap Growth Fund	681,366	3,035,732	(3,560,457)	156,641	24	156,641
High Yield Fund	171,791	3,864,327	(3,935,334)	100,784	15	100,784
Large Cap Core Equity Fund	1,083,500	3,454,907	(3,285,682)	1,252,725	31	1,252,725
Mid Cap Growth Fund	399,553	9,307,913	(8,778,360)	929,106	28	929,106
Third Avenue Value Fund	1,502,124	7,958,477	(6,076,991)	3,383,610	84	3,383,610
Aggressive ETF Fund	412,367	2,796,933	(2,807,338)	401,962	16	401,962
Conservative ETF Fund	424,433	3,226,877	(3,323,453)	327,857	16	327,857
Moderate ETF Fund	653,759	4,236,139	(4,290,375)	599,523	24	599,523

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

51

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid are as follows:

			Baron Small Cap				Large Cap
	Active Bond Fund		Growth Fund		High Yield Fund		Core Equity Fund
	2013	2012	2013	2012	2013	2012	2013	2012
From ordinary income	$1,761,458	$2,816,097	$320,878	$—	$1,954,374	$2,081,108	$487,271	$524,998
From long-term capital gains	—	315,247	2,557,765	3,241,819	—	—	—	—
Total distributions	$1,761,458	$3,131,344	$2,878,643	$3,241,819	$1,954,374	$2,081,108	$487,271	$524,998

					Third Avenue
	Mid Cap Growth Fund		Money Market Fund		Value Fund
	2013	2012	2013	2012	2013	2012
From ordinary income	$—	$—	$5,084	$4,204	$1,282,581	$—
From long-term capital gains	462,839	—	—	—	—	—
Total distributions	$462,839	$—	$5,084	$4,204	$1,282,581	$—

	Aggressive		Conservative		Moderate
	ETF Fund		ETF Fund		ETF Fund
	2013	2012	2013	2012	2013	2012
From ordinary income	$467,020	$254,657	$367,724	$400,125	$760,226	$830,074
From long-term capital gains	84,875	—	760,314	383,118	—	—
Total distributions	$551,895	$254,657	$1,128,038	$783,243	$760,226	$830,074

The following information is computed on a tax basis for each item as of December 31, 2013:

		Baron Small		Large Cap
	Active Bond Fund	Cap Growth Fund	High Yield Fund	Core Equity Fund
Tax cost of portfolio investments	$48,090,607	$12,053,686	$14,294,168	$28,685,893
Gross unrealized appreciation	848,943	14,962,294	481,493	8,591,541
Gross unrealized depreciation	(720,540)	(41,288)	(92,277)	(255,303)
Net unrealized appreciation (depreciation)	128,403	14,921,006	389,216	8,336,238
Accumulated capital losses	(1,125,630)	—	(622,854)	(7,642,825)
Undistributed ordinary income	1,255,941	—	1,208,781	400,189
Undistributed long-term capital gains	—	902,735	—	—
Accumulated earnings (deficit)	$258,714	$15,823,741	$975,143	$1,093,602

	Mid Cap	Money Market	Third Avenue
	Growth Fund	Fund	Value Fund
Tax cost of portfolio investments	$22,774,561	$48,522,359	$24,664,246
Gross unrealized appreciation	5,976,651	—	9,099,683
Gross unrealized depreciation	(206,787)	—	(1,474,075)
Net unrealized appreciation (depreciation)	5,769,864	—	7,625,608
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—	790
Accumulated capital losses	—	(887)	(1,678,381)
Undistributed ordinary income	692,256	—	1,486,455
Undistributed long-term capital gains	2,398,311	—	—
Accumulated earnings (deficit)	$8,860,431	$(887)	$7,434,472

52

Notes to Financial Statements (Unaudited) (Continued)

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$27,915,345	$24,913,198	$36,002,478
Gross unrealized appreciation	4,354,971	2,495,043	8,564,277
Gross unrealized depreciation	(235,252)	(439,477)	(1,486,963)
Net unrealized appreciation (depreciation)	4,119,719	2,055,566	7,077,314
Accumulated capital and other losses	(5,800,375)	—	(459,030)
Undistributed ordinary income	—	276,352	541,210
Undistributed long-term capital gains	497,503	782,929	—
Accumulated earnings (deficit)	$(1,183,153)	$3,114,847	$7,159,494

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments and partnership securities.

As of December 31, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
				Expiration	Expiration
	2016	2017	2018	Short Term*	Long Term*	Total
Active Bond Fund	$—	$—	$—	$1,125,630	$—	$1,125,630
High Yield Fund	—	622,854	—	—	—	622,854
Large Cap Core Equity Fund	—	5,180,934	2,461,891	—	—	7,642,825
Money Market Fund	—	—	—	887	—	887
Third Avenue Value Fund	—	1,678,381	—	—	—	1,678,381
Aggressive EFT Fund**	5,800,375	—	—	—	—	5,800,375
Moderate ETF Fund	—	—	459,030	—	—	459,030

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act are effective for each fiscal year ended for the Funds beginning January 1, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** May be subject to limitation.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$50,549,179	$1,092,539	$(202,285)	$890,254
Baron Small Cap Growth Fund	13,157,840	13,301,902	(135,042)	13,166,860
High Yield Fund	13,315,758	560,555	(5,548)	555,007
Large Cap Core Equity Fund	28,662,688	9,223,052	(224,245)	8,998,807
Mid Cap Growth Fund	21,011,984	4,683,372	(131,207)	4,552,165
Money Market Fund	45,914,396	—	—	—
Third Avenue Value Fund	27,428,060	6,882,846	(576,161)	6,306,685
Aggressive ETF Fund	27,108,071	3,857,060	—	3,857,060
Conservative ETF Fund	28,961,915	2,019,239	—	2,019,239
Moderate ETF Fund	39,614,359	6,610,167	—	6,610,167

53

Notes to Financial Statements (Unaudited) (Continued)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

9. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

10. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s net asset value.

54

Notes to Financial Statements (Unaudited) (Continued)

11. Fund Merger

At a meeting held on August 22, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Enhanced ETF Fund (the “Acquired Fund”) to the Touchstone Aggressive ETF Fund (the “Acquiring Fund”). The tax-free merger took place on December 13, 2013.

	Before Reorganization			After Reorganization
	Touchstone Enhanced ETF		Touchstone Aggressive ETF	Touchstone Aggressive ETF
	Fund		Fund	Fund
Shares	859,707	(A)	1,156,285	2,015,992
Net Assets	$11,138,832		$14,981,565	$26,120,397
Net Asset Value	$12.96	(A)	$12.96	$12.96
Shares Outstanding	1,065,116		1,156,285	2,015,992
Unrealized Appreciation (Depreciation)	$431,465		$3,133,157	$3,564,622

(A)Reflects a 0.8071:1 stock split which occurred on the date of reorganization, December 13, 2013.

Assuming this reorganization had been completed on January 1, 2013, the Aggressive ETF Fund results of operations for the period ended December 31, 2013 would have been as follows:

Net investment income (loss)	$296,494
Net realized and unrealized gains (losses) on investments	$5,901,580
Net increase (decrease) in asset from operations	$6,198,074

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Acquiring Fund that have been included in its statements of operations since the reorganization.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

55

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on theTouchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

56

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2014	2014	2014	2014*
Touchstone Active Bond Fund
Actual	0.99%	$1,000.00	$1,037.60	$5.00
Hypothetical	0.99%	$1,000.00	$1,019.89	$4.96
Touchstone Baron Small Cap Growth Fund
Actual	1.47%	$1,000.00	$1,003.30	$7.30
Hypothetical	1.47%	$1,000.00	$1,017.50	$7.35
Touchstone High Yield Fund
Actual	1.05%	$1,000.00	$1,049.50	$5.34
Hypothetical	1.05%	$1,000.00	$1,019.59	$5.26
Touchstone Large Cap Core Equity Fund
Actual	1.02%	$1,000.00	$1,080.20	$5.26
Hypothetical	1.02%	$1,000.00	$1,019.74	$5.11
Touchstone Mid Cap Growth Fund
Actual	1.24%	$1,000.00	$1,065.40	$6.35
Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21
Touchstone Money Market Fund
Actual	0.20%	$1,000.00	$1,000.10	$0.99
Hypothetical	0.20%	$1,000.00	$1,023.80	$1.00
Touchstone Third Avenue Value Fund
Actual	1.22%	$1,000.00	$1,160.90	$6.23
Hypothetical	1.22%	$1,000.00	$1,018.74	$6.11
Touchstone Aggressive ETF Fund
Actual	0.75%	$1,000.00	$1,055.00	$3.82
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Conservative ETF Fund
Actual	0.75%	$1,000.00	$1,036.50	$3.79
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Moderate ETF Fund
Actual	0.75%	$1,000.00	$1,048.90	$3.81
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

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58

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

TSF-1006-TVST-SAR-1406

60

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 08/22/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 08/22/14

* Print the name and title of each signing officer under his or her signature.